Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 4,293	$ 3,403	$ 1,542
Media costs	1,506	5,572	2,067
Share-based payment	244	556	642
Professional fees	136	117	84
Marketing	699	814	210
Amortization and impairment of intangible assets and depreciation	2,765	992	389
Other	392	369	808
Total of selling and marketing expenses	$ 10,035	$ 11,823	$ 5,742